Schedule of Investments (unaudited)
December 31, 2025
iShares® U.S. Power Infrastructure ETF
(Formerly iShares® MSCI Global Energy Producers ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 0.1%
Insteel Industries Inc.	2,103	$66,602
Construction & Engineering — 7.3%
MYR Group Inc.(a)	1,680	367,080
Quanta Services Inc.	9,849	4,156,869
Valmont Industries Inc.	2,111	849,297
		5,373,246
Electric Utilities — 36.5%
Alliant Energy Corp.	7,980	518,780
American Electric Power Co. Inc.	16,603	1,914,492
Constellation Energy Corp.	9,680	3,419,654
Duke Energy Corp.	24,110	2,825,933
Edison International	11,930	716,039
Entergy Corp.	13,831	1,278,399
Evergy Inc.	7,147	518,086
Eversource Energy	11,619	782,307
Exelon Corp.	31,357	1,366,852
FirstEnergy Corp.	16,109	721,200
IDACORP Inc.	1,666	210,849
MGE Energy Inc.	1,126	88,301
NextEra Energy Inc.	56,014	4,496,804
NRG Energy Inc.	5,935	945,089
OGE Energy Corp.	6,216	265,423
PG&E Corp.	68,070	1,093,885
Pinnacle West Capital Corp.	3,720	329,964
Portland General Electric Co.	3,484	167,197
PPL Corp.	22,918	802,588
Southern Co. (The)	34,136	2,976,659
TXNM Energy Inc.	3,036	178,760
Xcel Energy Inc.	18,320	1,353,115
		26,970,376
Electrical Equipment — 21.3%
Eaton Corp. PLC	12,879	4,102,090
EnerSys	3,955	580,396
GE Vernova Inc.	6,295	4,114,223
Generac Holdings Inc.(a)	6,289	857,631
Hubbell Inc., Class B	5,703	2,532,760
Nextpower Inc., Class A(a)	15,904	1,385,398
nVent Electric PLC	17,294	1,763,469
Powell Industries Inc.	1,018	324,518
Sunrun Inc.(a)	7,123	131,063
		15,791,548
Electronic Equipment, Instruments & Components — 0.6%
Itron Inc.(a)	4,908	455,757
Independent Power and Renewable Electricity Producers — 3.7%
AES Corp. (The)	21,985	315,265
Clearway Energy Inc., Class A	1,121	35,222
Clearway Energy Inc., Class C	2,569	85,445
Ormat Technologies Inc.	1,872	206,800
Talen Energy Corp.(a)	1,415	530,398
Vistra Corp.	9,881	1,594,102
		2,767,232
Metals & Mining — 1.1%
Alpha Metallurgical Resources Inc.(a)	1,157	231,261
SunCoke Energy Inc.	9,178	66,082
Warrior Met Coal Inc.(b)	5,634	496,750
		794,093
Security	Shares	Value
Multi-Utilities — 11.2%
Ameren Corp.	8,384	$837,226
Avista Corp.	2,502	96,427
CenterPoint Energy Inc.	20,219	775,197
CMS Energy Corp.	9,424	659,020
Consolidated Edison Inc.	11,208	1,113,179
Dominion Energy Inc.	26,446	1,549,471
DTE Energy Co.	6,432	829,599
Northwestern Energy Group Inc.	1,895	122,303
Public Service Enterprise Group Inc.	15,496	1,244,329
Unitil Corp.	573	27,756
WEC Energy Group Inc.	10,074	1,062,404
		8,316,911
Oil, Gas & Consumable Fuels — 13.0%
Antero Resources Corp.(a)	31,411	1,082,423
CNX Resources Corp.(a)	14,451	531,363
Comstock Resources Inc.(a)	8,576	198,792
Core Natural Resources Inc.	5,492	486,097
EQT Corp.	66,943	3,588,145
Equital Ltd.(a)	1	49
Expand Energy Corp.	25,554	2,820,139
Range Resources Corp.	25,395	895,428
Rosneft Oil Co. PJSC(a)(c)	47,821	6
Sugih Energy Tbk PT(a)(c)	206,700	—
		9,602,442
Semiconductors & Semiconductor Equipment — 4.9%
Enphase Energy Inc.(a)	14,025	449,501
First Solar Inc.(a)	11,512	3,007,280
SolarEdge Technologies Inc.(a)	6,434	185,621
		3,642,402
Total Long-Term Investments — 99.7% (Cost: $75,845,459)		73,780,609
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	473,160	473,397
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	120,000	120,000
Total Short-Term Securities — 0.8% (Cost: $593,397)		593,397
Total Investments — 100.5% (Cost: $76,438,856)		74,374,006
Liabilities in Excess of Other Assets — (0.5)%		(402,011)
Net Assets — 100.0%		$73,971,995

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® U.S. Power Infrastructure ETF
(Formerly iShares® MSCI Global Energy Producers ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$714,437	$—	$(241,013)(a)	$(19)	$(8)	$473,397	473,160	$1,045 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	60,000 (a)	—	—	—	120,000	120,000	4,665	—
				$(19)	$(8)	$593,397		$5,710	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	2	03/20/26	$173	$(836)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$73,780,554	$49	$6	$73,780,609
Short-Term Securities
Money Market Funds	593,397	—	—	593,397
	$74,373,951	$49	$6	$74,374,006

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® U.S. Power Infrastructure ETF
(Formerly iShares® MSCI Global Energy Producers ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(836)	$—	$—	$(836)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
PJSC	Public Joint Stock Company